Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Fund
January 31, 2024
MER-NPRT1-0324
1.9891245.105
Common Stocks - 92.7%
	Shares	Value ($)
Brazil - 5.0%
Banco BTG Pactual SA unit	10,395,526	75,578,647
Banco do Brasil SA	3,216,131	36,644,315
Hapvida Participacoes e Investimentos SA (a)(b)	39,955,305	31,290,688
Localiza Rent a Car SA	1,792,116	19,576,400
Localiza Rent a Car SA rights 2/5/24 (a)	8,864	16,102
Nu Holdings Ltd. (a)	1,168,000	10,056,480
Raia Drogasil SA	4,507,099	23,015,825
Vale SA	967,379	13,230,583
Vale SA sponsored ADR	1,891,500	25,894,635
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	11,562,933	19,067,730
XP, Inc. Class A	737,706	18,132,813
TOTAL BRAZIL		272,504,218
China - 26.6%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	411,400	6,530,967
Airtac International Group	825,830	24,755,065
Alibaba Group Holding Ltd.	17,327,654	155,411,351
Alibaba Group Holding Ltd. sponsored ADR	233,600	16,858,912
Anta Sports Products Ltd.	2,244,000	18,940,379
Baidu, Inc. sponsored ADR (a)	119,651	12,600,447
BYD Co. Ltd. (H Shares)	1,312,371	29,384,217
China Construction Bank Corp. (H Shares)	50,765,537	30,147,805
China Life Insurance Co. Ltd. (H Shares)	36,911,697	42,553,369
Flat Glass Group Co. Ltd. (c)	12,745,811	19,169,970
Haier Smart Home Co. Ltd.	4,592,388	12,976,541
Industrial & Commercial Bank of China Ltd. (H Shares)	44,952,151	21,897,545
Innovent Biologics, Inc. (a)(b)	4,977,071	20,052,179
JD.com, Inc. sponsored ADR	1,290,682	29,104,879
Kweichow Moutai Co. Ltd. (A Shares)	220,125	49,351,354
Lenovo Group Ltd.	17,535,404	18,360,817
Li Auto, Inc. ADR (a)	1,114,623	30,852,765
Meituan Class B (a)(b)	3,303,975	26,574,623
NetEase, Inc. ADR	572,766	55,924,872
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,245,128	95,451,512
PDD Holdings, Inc. ADR (a)	739,115	93,771,520
PetroChina Co. Ltd. (H Shares)	72,992,790	52,800,487
Ping An Insurance Group Co. of China Ltd. (H Shares)	11,989,970	50,400,358
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,386,519	51,993,033
Sinotruk Hong Kong Ltd.	31,293,413	71,073,387
Tencent Holdings Ltd.	7,151,535	248,239,227
Trip.com Group Ltd. ADR (a)	2,028,548	74,163,715
WuXi AppTec Co. Ltd. (H Shares) (b)(c)	1,390,858	9,623,337
Wuxi Biologics (Cayman), Inc. (a)(b)	3,704,280	9,747,943
Zhongji Innolight Co. Ltd. (A Shares)	2,548,000	36,399,941
Zijin Mining Group Co. Ltd. (H Shares)	23,488,359	34,853,534
TOTAL CHINA		1,449,966,051
Greece - 0.3%
OPAP SA	959,900	16,618,570
Hungary - 1.1%
OTP Bank PLC	696,178	32,253,079
Richter Gedeon PLC	1,056,396	28,517,001
TOTAL HUNGARY		60,770,080
India - 15.0%
Axis Bank Ltd.	4,237,442	54,458,618
Bharti Airtel Ltd.	2,393,909	33,755,189
HDFC Bank Ltd.	5,175,976	90,984,751
HDFC Standard Life Insurance Co. Ltd. (b)	4,805,359	33,352,944
Hindustan Aeronautics Ltd.	1,809,355	65,447,492
Hindustan Unilever Ltd.	437,716	13,082,795
ICICI Bank Ltd.	6,633,539	82,121,877
Infosys Ltd.	2,020,001	40,253,718
ITC Ltd.	2,543,370	13,514,935
Larsen & Toubro Ltd.	1,666,679	69,745,854
MakeMyTrip Ltd. (a)	101,934	5,646,124
Mankind Pharma Ltd.	880,475	21,107,540
NHPC Ltd.	19,241,500	21,082,591
NTPC Ltd.	11,817,149	45,224,245
Reliance Industries Ltd.	2,676,606	91,919,203
SRF Ltd.	222,689	6,225,988
Tata Consultancy Services Ltd.	354,732	16,286,212
Tata Steel Ltd.	8,782,099	14,374,496
Ultratech Cement Ltd.	388,164	47,441,102
Zomato Ltd. (a)	29,120,256	48,904,948
TOTAL INDIA		814,930,622
Indonesia - 2.1%
PT Bank Central Asia Tbk	66,037,815	39,954,625
PT Bank Mandiri (Persero) Tbk	41,859,964	17,623,704
PT Bank Negara Indonesia (Persero) Tbk	42,190,158	15,349,429
PT Bank Rakyat Indonesia (Persero) Tbk	62,622,553	22,558,870
PT Telkom Indonesia Persero Tbk	74,946,547	18,798,608
TOTAL INDONESIA		114,285,236
Korea (South) - 14.1%
AMOREPACIFIC Corp.	254,894	22,484,441
Hansol Chemical Co. Ltd.	93,744	14,031,381
Hyundai Mipo Dockyard Co. Ltd. (a)	91,083	4,591,337
Hyundai Motor Co. Ltd.	515,818	75,026,700
JYP Entertainment Corp.	209,558	11,793,937
KB Financial Group, Inc.	725,916	30,806,577
Kia Corp.	1,096,695	84,239,272
Korea Aerospace Industries Ltd.	597,628	22,516,990
LG Corp.	311,037	19,098,991
NAVER Corp.	423,456	63,147,387
Samsung Biologics Co. Ltd. (a)(b)	18,020	11,343,222
Samsung Electronics Co. Ltd.	5,706,304	310,066,013
SK Hynix, Inc.	996,133	99,754,559
TOTAL KOREA (SOUTH)		768,900,807
Mexico - 5.1%
America Movil S.A.B. de CV Series L	14,819,274	13,388,706
CEMEX S.A.B. de CV sponsored ADR (a)	4,181,608	34,623,714
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	906,333	34,368,147
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	354,092	47,993,630
Gruma S.A.B. de CV Series B	2,385,833	44,662,894
Grupo Financiero Banorte S.A.B. de CV Series O	8,258,595	83,999,050
Wal-Mart de Mexico SA de CV Series V	4,225,390	17,457,368
TOTAL MEXICO		276,493,509
Peru - 0.3%
Credicorp Ltd. (United States)	123,519	18,333,925
Philippines - 0.6%
Ayala Land, Inc.	54,296,800	32,800,234
Russia - 0.1%
LUKOIL PJSC (a)(d)	568,462	181,937
Sberbank of Russia (a)(d)	5,098,115	32,411
Yandex NV Series A (a)(d)	273,678	3,503,078
TOTAL RUSSIA		3,717,426
Saudi Arabia - 3.6%
Al Rajhi Bank	2,942,489	65,909,996
Alinma Bank	4,141,894	45,780,514
Saudi Arabian Oil Co. (b)	1,440,247	11,752,102
The Saudi National Bank	6,859,922	74,268,108
TOTAL SAUDI ARABIA		197,710,720
South Africa - 3.0%
Absa Group Ltd.	825,017	7,217,935
African Rainbow Minerals Ltd.	1,377,404	13,645,661
Bid Corp. Ltd.	581,059	14,094,075
Capitec Bank Holdings Ltd.	289,659	30,911,400
FirstRand Ltd.	5,061,585	18,362,016
Gold Fields Ltd. sponsored ADR (c)	767,700	11,361,960
Naspers Ltd. Class N	120,709	20,226,631
Pepkor Holdings Ltd. (b)	10,279,113	10,596,175
Shoprite Holdings Ltd.	762,700	11,059,710
Standard Bank Group Ltd.	2,186,808	23,329,845
TOTAL SOUTH AFRICA		160,805,408
Taiwan - 15.2%
Alchip Technologies Ltd.	507,467	62,959,281
Chailease Holding Co. Ltd.	8,796,346	48,702,506
E Ink Holdings, Inc.	3,314,801	21,987,363
eMemory Technology, Inc.	385,403	34,381,045
Formosa Plastics Corp.	5,461,561	12,553,535
HIWIN Technologies Corp.	1,778,588	12,486,661
International Games Systems Co. Ltd.	1,329,365	35,176,575
King Yuan Electronics Co. Ltd.	4,062,041	10,852,858
MediaTek, Inc.	779,890	24,070,552
Realtek Semiconductor Corp.	850,585	12,731,990
Taiwan Semiconductor Manufacturing Co. Ltd.	24,785,789	496,277,384
Unimicron Technology Corp.	2,661,009	14,932,110
Yageo Corp.	2,201,176	38,724,773
TOTAL TAIWAN		825,836,633
Thailand - 0.4%
PTT Exploration and Production PCL (For. Reg.)	5,388,534	22,663,055
United Arab Emirates - 0.2%
Adnoc Gas PLC	9,704,454	8,507,696
TOTAL COMMON STOCKS (Cost $4,611,149,007)		5,044,844,190

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
Brazil - 1.3%
Banco Bradesco SA (PN)	3,059,829	9,480,134
Itau Unibanco Holding SA	3,787,689	25,060,642
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,152,480	36,742,834

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $49,527,573)		71,283,610

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.35% 2/8/24 to 3/28/24 (f) (Cost $2,847,776)	2,860,000	2,847,725

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	355,757,909	355,829,060
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	21,463,490	21,465,636
TOTAL MONEY MARKET FUNDS (Cost $377,294,696)		377,294,696

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $5,040,819,052)	5,496,270,221
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(53,133,971)
NET ASSETS - 100.0%	5,443,136,250

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,088	Mar 2024	102,395,520	(1,141,167)	(1,141,167)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $164,333,213 or 3.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,737,837.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	315,028,737	446,640,576	405,840,253	4,650,923	-	-	355,829,060	0.7%
Fidelity Securities Lending Cash Central Fund 5.39%	48,137,657	69,920,523	96,592,544	104,520	-	-	21,465,636	0.1%
Total	363,166,394	516,561,099	502,432,797	4,755,443	-	-	377,294,696

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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